LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Payment Defaults of Prior Modification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payment Deferral Only
Financing Receivable, Modified [Line Items]
Amortized Cost	$ 289,482	$ 148,302	$ 73,035
All other modification types
Financing Receivable, Modified [Line Items]
Amortized Cost	17,520	14,139	35,002
Commercial | CRE | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Amortized Cost	45,980	0	7,144
Commercial | CRE | All other modification types
Financing Receivable, Modified [Line Items]
Amortized Cost	0	0	0
Commercial | C&I loans | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Amortized Cost	8,344	2,020	843
Commercial | C&I loans | All other modification types
Financing Receivable, Modified [Line Items]
Amortized Cost	13,385	90	607
Commercial | Multifamily loans | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Amortized Cost	0	0	8,536
Commercial | Multifamily loans | All other modification types
Financing Receivable, Modified [Line Items]
Amortized Cost	0	0	0
Consumer | Residential mortgages | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Amortized Cost	0	0	0
Consumer | Residential mortgages | All other modification types
Financing Receivable, Modified [Line Items]
Amortized Cost	196	47	507
Consumer | Home equity loans and lines of credit | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Amortized Cost	0	0	0
Consumer | Home equity loans and lines of credit | All other modification types
Financing Receivable, Modified [Line Items]
Amortized Cost	319	323	186
Consumer | RICs and auto loans | Payment Deferral Only
Financing Receivable, Modified [Line Items]
Amortized Cost	235,158	146,282	56,512
Consumer | RICs and auto loans | All other modification types
Financing Receivable, Modified [Line Items]
Amortized Cost	$ 3,620	$ 13,679	$ 33,702